Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Suppliers	$ 21,543	$ 15,193
Accrued short-term employee benefits	12,538	3,908
Accrued interest	5,796	5,156
Current accrued income including current contract assets	915	0
Other accrued expenses	202	71
Accrued expenses	43,446	24,906
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	2,452	578
Other related parties | Amounts due to a related party port agent
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	715	417
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	2	0
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	29	161
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 1,706	$ 0